FEDERATED TOTAL RETURN SERIES, INC.
Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

December 2, 2011

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:              FEDERATED TOTAL RETURN SERIES, INC. (the “Registrant”)

Federated Ultrashort Bond Fund (the “Fund”)
Class A Shares
Institutional Shares
Service Shares
Federated Mortgage Fund
Institutional Shares
Service Shares

1933 Act File No. 33-50773
1940 Act File No. 811-7115

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated November 30, 2011, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Registrant. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 57 on November 28, 2011.

If you have any questions regarding this certification, please contact me at (412) 288-2614.

Very truly yours,

/s/ Andrew P. Cross
Andrew P. Cross
Assistant Secretary